Max Berueffy

Senior Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number:  (205) 268-3597

Toll-Free Number:  (800) 627-0220

May 2, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Protective Life Insurance Company
Protective Variable Annuity Separate Account
Protective Investors Series
Filing Pursuant to Rule 497(j) for
File No. 333-190294; 811-8108

Commissioners:

On behalf of Protective Life Insurance Company and Protective Variable Annuity Separate Account, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “Securities Act”) that the Statement of Additional Information being used in connection with the offering of the “Protective Investors Series”, a variable annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 9 for Protective Investors Series as filed with the Commission on April 24, 2019 via EDGARLINK.

With respect to the Protective Investors Series Prospectus (the “Prospectus”) dated April 24, 2019, a definitive form of the Prospectus is being filed pursuant to Rule 497(c) under the Securities Act.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/Max Berueffy
Max Berueffy